EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Defined Contribution Plan, Cost Recognized	15,184	13,476	12,752
Percentage Of Entity Registered Capital	50.00%
Statutory Surplus Reserve Fund Annual Appropriation Percentage	10.00%
Statutory Surplus Reserve Fund Annual Appropriation	0	0	0
Statutory Surplus Reserve Fund Appropriations	24,789	24,789
Beijing Origin State Harvest Biotechnology Limited [Member]
Statutory Surplus Reserve Fund Annual Appropriation Percentage	10.00%